NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Noncontrolling Interests
Operating activities	$ 4,649	Rp 65,317	Rp 58,966	Rp 45,671
Investing activities	(2,499)	(35,099)	(35,875)	(35,090)
Financing activities	(1,985)	(27,910)	(22,175)	(18,458)
NET INCREASE (DECREASE)	$ 165	2,308	916	(7,877)
Telkomsel
Noncontrolling Interests
Operating activities		39,758	41,515	36,848
Investing activities		(10,923)	(13,448)	(16,095)
Financing activities		(28,277)	(25,943)	(24,867)
NET INCREASE (DECREASE)		Rp 558	Rp 2,124	Rp (4,114)